Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Trade payables	¥ 211,627	¥ 212,348
Other payables	107,189	115,046
Total	¥ 318,816	¥ 327,394